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Deutsche Asset Management

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                                  Mutual Fund
                                 Annual Report
                                December 31, 2001
                                   Investment

Equity 500 Index Fund

                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3
              PERFORMANCE COMPARISON ...................................  5

              EQUITY 500 INDEX FUND INVESTMENT

                 Statement of Assets and Liabilities ...................  6
                 Statement of Operations ...............................  7
                 Statements of Changes in Net Assets ...................  8
                 Financial Highlights ..................................  9
                 Notes to Financial Statements ......................... 10
                 Report of Independent Accountants ..................... 12
                 Tax Information ....................................... 12

              EQUITY 500 INDEX PORTFOLIO

                 Schedule of Portfolio Investments ..................... 13
                 Statement of Assets and Liabilities ................... 19
                 Statement of Operations ............................... 20
                 Statements of Changes in Net Assets ................... 21
                 Financial Highlights .................................. 22
                 Notes to Financial Statements ......................... 23
                 Report of Independent Accountants ..................... 25

              FUND TRUSTEES AND OFFICERS ............................... 26


                  --------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                  --------------------------------------------


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                                        2

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Equity 500 Index Fund Investment (the 'Fund'), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX DECLINED 11.87% FOR THE YEAR ENDED DECEMBER 31, 2001, AS LOSSES IN THE FIRST AND THIRD QUARTERS OUTWEIGHED GAINS IN THE SECOND AND FOURTH.
o Over the course of the year, the Federal Reserve Board made eleven interest rate cuts totaling 4.75%. This represents the most concentrated effort to rejuvenate the US economy in the central bank's history, though it was not sufficient to keep the economy from slipping into recession.
o The equity market decline, which started in 2000 with the bursting of the Information Technology and Telecommunication sector bubble, expanded to all sectors of the US economy during the year 2001.
o The Federal Reserve Board's interest rate cuts at first did little to help the equity markets, but began to have a positive effect in the second quarter. Equity markets stalled again in the third quarter and then plummeted in the wake of the September 11 attacks.
o An equity market rally began late in September and ran through the fourth quarter, as investors' worst fears of a sharp economic decline did not appear to come to fruition.
o For the year overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index 1 and the Russell 2000 Index, 2 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by over 1%, as measured by the S&P 500 Barra Value Index 3 versus the S&P 500 Barra Growth Index.4

SECTOR PERFORMANCE WITHIN THE S&P 500 INDEX WAS GENERALLY NEGATIVE ACROSS THE BOARD FOR THE YEAR.
o The Utilities sector suffered the greatest decline for the year, though it had a relatively small weighting in the S&P 500 Index. Information Technology, which accounted for more than 17% of the S&P 500 Index, fell by more than 25%, despite a strong fourth-quarter rally.
o Although Information Technology stocks declined on average, the best annual returns among the S&P 500 Index's largest positions came from stocks in that sector, including Microsoft and IBM.
o S&P 500 Index additions and deletions were rather moderate with only 30 changes during the year, just more than half the record number of 58 additions and deletions to the index posted in the year 2000. Of interest this year was the introduction of Real Estate Investment Trusts (REITs) to the Index. Enron Corporation was a notable deletion, having been dropped in early December after filing for bankruptcy and enduring a stock price decline of more than 97%.

 SECTOR ALLOCATION
 As of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

   Financials ................................. 17.83%
   Information Technology ..................... 17.56
   Health Care ................................ 14.36
   Consumer Discretionary ..................... 13.12
   Industrials ................................ 11.29
   Consumer Staples ...........................  8.25
   Energy .....................................  6.35
   Telecommunication Services .................  5.49
   Utilities ..................................  3.12
   Materials ..................................  2.63
                                               ------
                                               100.00%
                                               ======

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2001
 (percentages are based on total net assets of the Portfolio)

  General Electric Co. ........................... 3.66%
  Microsoft Corp. ................................ 3.28
  Exxon Mobil Corp. .............................. 2.47
  Citigroup, Inc. ................................ 2.39
  Wal-Mart Stores, Inc. .......................... 2.36
  Pfizer, Inc. ................................... 2.30
  Intel Corp. .................................... 1.94
  International Business Machines Corp. .......... 1.92
  American International Group, Inc. ............. 1.91
  Johnson & Johnson .............................. 1.67

--------------------------------------------------------------------------------
1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized US companies.
2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
3 S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
4 S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.

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                                        3

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

We anticipate an economic recovery in 2002 that would suggest an improved picture for US equities. For the first time since 1999, US economic activity is expected to accelerate, which should bolster corporate revenues. Further, it appears the supply of labor should be less strained in the coming year. This, in turn, may reduce the pressure unit labor costs have exerted on profit margins in 2000 and 2001. In short, we believe the economy is probably near the bottom of the profit cycle. US equities have already begun to firm in anticipation of this improving economic picture, however valuations are still high by historical standards, potentially limiting equity gains in 2002.

As always, we appreciate your ongoing support of Equity 500 Index Fund Investment, and we look forward to continuing to serve your investment needs for many years to come.

/s/ JAMES A. CREIGHTON
    ------------------
    James A. Creighton
    Chief Investment Officer--Global Indexing
    EQUITY 500 INDEX PORTFOLIO
    December 31, 2001

INVESTMENT REVIEW
The Fund received a 3-star Overall Morningstar Rating(TM) based on its risk-adjusted performance as of December 31, 2001, out of 4,811 Domestic Equity Funds.*

                                                                 CUMULATIVE                        AVERAGE ANNUAL
                                                              TOTAL RETURNS                         TOTAL RETURNS
   Periods Ended                          1 Year  3 Years  5 Years     Since    1 Year  3 Years  5 Years    Since
   December 31, 2001                                             Inception 2                          Inception 2
 Equity 500 Index Fund
   Investment 1                         (12.17)%  (4.00)%   64.21%   206.44%  (12.17)%  (1.35)%   10.43%   13.25%
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 3                        (11.87)%  (3.04)%   66.26%   213.70%  (11.87)%  (1.02)%   10.70%   13.54%
---------------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index
   Funds Average 4                      (12.48)%  (4.71)%   62.40%   202.80%  (12.48)%  (1.60)%   10.18%   13.10%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Morningstar((R)) proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from the Fund's three-, five-, and ten-year (if applicable) average annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US Treasury bill returns. The Overall Morningstar Rating(TM) is a weighted average of the Fund's three-, five- and ten-year (if applicable) risk-adjusted performance. For the periods ending December 31, 2001, the Fund received 2-stars for the three-year period and 4-stars for the five-year period and was rated among 4,811 and 3,160 Domestic Equity Funds, respectively. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Fund was rated exclusively against US-domiciled funds. Ratings are for the Investment class only; other classes may vary.
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
2 'S&P 500((R))' is a trademark of the McGraw Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. The Fund's inception date is December 31, 1992. Benchmark returns are for the period beginning December 31, 1992.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's return.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity 500 Index Fund Investment, S&P 500 Index and Lipper S&P 500 Index Funds Average Growth of a $10,000 Investment (since inception) 2

         Equity 500 Index    S&P 500        Lipper S&P 500
         Fund Investment      Index       Index Funds Average

12/31/92     10000            10000            10000
1/31/93      10080            10084            10078
2/28/93      10210            10221            10213
3/31/93      10420            10437            10425
4/30/93      10184            10184            10168
5/31/93      10445            10457            10433
6/30/93      10465            10488            10459
7/31/93      10410            10445            10412
8/31/93      10794            10842            10799
9/30/93      10713            10759            10717
10/31/93     10931            10981            10935
11/30/93     10830            10876            10827
12/31/93     10953            11008            10954
1/31/94      11316            11382            11319
2/28/94      11005            11073            11005
3/31/94      10539            10590            10525
4/30/94      10675            10726            10659
5/31/94      10851            10902            10829
6/30/94      10581            10635            10562
7/31/94      10924            10984            10905
8/31/94      11373            11435            11344
9/30/94      11093            11155            11062
10/31/94     11332            11406            11309
11/30/94     10911            10990            10897
12/31/94     11079            11153            11056
1/31/95      11357            11443            11338
2/28/95      11806            11888            11775
3/31/95      12148            12239            12117
4/30/95      12511            12600            12469
5/31/95      13006            13103            12958
6/30/95      13307            13408            13254
7/31/95      13739            13852            13688
8/31/95      13782            13887            13719
9/30/95      14351            14473            14288
10/31/95     14306            14421            14238
11/30/95     14926            15054            14856
12/31/95     15194            15344            15134
1/31/96      15711            15866            15642
2/29/96      15853            16014            15777
3/31/96      16007            16168            15931
4/30/96      16238            16406            16160
5/31/96      16646            16830            16565
6/30/96      16702            16894            16629
7/31/96      15964            16147            15893
8/31/96      16297            16488            16220
9/30/96      17212            17416            17125
10/31/96     17689            17896            17595
11/30/96     19018            19249            18912
12/31/96     18662            18868            18534
1/31/97      19815            20046            19680
2/28/97      19962            20203            19828
3/31/97      19140            19373            19005
4/30/97      20286            20530            20132
5/31/97      21524            21780            21350
6/30/97      22482            22757            22301
7/31/97      24271            24567            24058
8/31/97      22904            23190            22714
9/30/97      24150            24460            23943
10/31/97     23345            23643            23143
11/30/97     24413            24737            24197
12/31/97     24825            25162            24608
1/31/98      25109            25441            24878
2/28/98      26911            27276            26659
3/31/98      28275            28673            28010
4/30/98      28544            28961            28286
5/31/98      28042            28463            27791
6/30/98      29187            29619            28911
7/31/98      28875            29304            28599
8/31/98      24716            25074            24465
9/30/98      26303            26673            26027
10/31/98     28452            28843            28139
11/30/98     30163            30592            29840
12/31/98     31920            32353            31570
1/31/99      33197            33706            32872
2/28/99      32168            32659            31843
3/31/99      33458            33966            33104
4/30/99      34740            35281            34365
5/31/99      33901            34447            33541
6/30/99      35784            36359            35389
7/31/99      34667            35224            34283
8/31/99      34487            35050            34098
9/30/99      33530            34089            33157
10/31/99     35645            36246            35246
11/30/99     36363            36991            35945
12/31/99     38493            39161            38057
1/31/00      36552            37193            36135
2/29/00      35856            36489            35438
3/31/00      39338            40059            38883
4/30/00      38152            38854            37704
5/31/00      37342            38057            36921
6/30/00      38253            38995            37813
7/31/00      37659            38385            37235
8/31/00      39994            40770            39535
9/30/00      37879            38617            37441
10/31/00     37707            38454            37275
11/30/00     34727            35422            34336
12/31/00     34891            35596            34505
1/31/01      36113            36858            35714
2/28/01      32824            33498            32459
3/31/01      30734            31376            30397
4/30/01      33107            33814            32745
5/31/01      33319            34040            32953
6/30/01      32493            33212            32145
7/31/01      31173            32885            31818
8/31/01      30155            30826            29818
9/30/01      27699            28334            27392
10/31/01     28220            28877            27905
11/30/01     30378            31089            30035
12/31/01     30644            31370            30280



                                                  AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                        1 Year    3 Years   5 Years      Since
   December 31, 2001                                               Inception 2

 Equity 500 Index Fund Investment     (12.17)%    (1.35)%    10.43%     13.25%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is December 31, 1992. Benchmark returns are for the period beginning December 31, 1992.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                 DECEMBER 31, 2001
ASSETS
   Investment in the Equity 500 Index Portfolio, at value .........   $624,788,948
   Receivable for capital shares sold .............................      5,446,959
   Prepaid expenses and other .....................................          9,998
                                                                      ------------
Total assets ......................................................    630,245,905
                                                                      ------------
LIABILITIES
   Payable for capital shares redeemed ............................      2,754,456
   Due to administrator ...........................................         93,278
   Accrued expenses and other .....................................         25,286
                                                                      ------------
Total liabilities .................................................      2,873,020
                                                                      ------------
Net Assets ........................................................   $627,372,885
                                                                      ============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................   $369,991,459
   Accumulated net realized gain from investment and
     futures transactions .........................................        318,768
   Net unrealized appreciation on investments and futures contracts    257,062,658
                                                                      ------------
NET ASSETS ........................................................   $627,372,885
                                                                      ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .........................      4,852,979
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .....................   $     129.28
                                                                      ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2001
INVESTMENT INCOME
   Net investment income allocated from the Equity 500 Index Portfolio:
     Dividends .............................................................   $   8,845,487
     Interest ..............................................................         486,018
     Expenses ..............................................................        (394,746)
                                                                               -------------
   Net investment income from the Equity 500 Index Portfolio ...............       8,936,759
                                                                               -------------
EXPENSES
   Administration and services fees ........................................       2,058,563
   Registration fees .......................................................          28,322
   Professional fees .......................................................          23,601
   Printing and shareholder reports ........................................          22,091
   Trustees fees ...........................................................          10,868
   Miscellaneous ...........................................................           8,523
                                                                               -------------
Total expenses .............................................................       2,151,968
Less: fee waivers and/or expense reimbursements ............................        (772,393)
                                                                               -------------
Net expenses ...............................................................       1,379,575
                                                                               -------------
NET INVESTMENT INCOME ......................................................       7,557,184
                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions ...............................................      (2,188,528)
     Redemption-in-kind ....................................................       2,015,570
     Futures transactions ..................................................      (1,581,449)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts .....................................    (105,515,608)
                                                                               -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ......    (107,270,015)
                                                                               -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .................................   $ (99,712,831)
                                                                               =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                        2001               2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................   $     7,557,184    $     9,266,828
   Net realized gain (loss) on investment and
     futures transactions ................................        (1,754,407)       144,452,364
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ...................      (105,515,608)      (233,897,788)
                                                             ---------------    ---------------
Net decrease in net assets from operations ...............       (99,712,831)       (80,178,596)
                                                             ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................        (7,956,912)        (9,439,568)
   Net realized gain from investment
     and futures transactions ............................        (5,879,371)       (74,336,404)
                                                             ---------------    ---------------
Total distributions ......................................       (13,836,283)       (83,775,972)
                                                             ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ..........................       340,060,878        519,228,080
   Dividend reinvestments ................................        12,908,196         78,545,571
   Redemption in-kind ....................................       (39,100,700)                --
   Cost of shares redeemed ...............................      (391,213,036)      (651,906,283)
                                                             ---------------    ---------------
Net decrease in net assets from capital share transactions       (77,344,662)       (54,132,632)
                                                             ---------------    ---------------
TOTAL DECREASE IN NET ASSETS .............................      (190,893,776)      (218,087,200)
NET ASSETS
   Beginning of year .....................................       818,266,661      1,036,353,861
                                                             ---------------    ---------------
   End of year (including undistributed net investment
     income of $0 and $52,576, respectively) .............   $   627,372,885    $   818,266,661
                                                             ===============    ===============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001          2000         1999         1998          1997
PER SHARE OPERATING PERFORMANCE:1
NET ASSET VALUE, BEGINNING OF YEAR ................. $ 150.42      $ 183.48   $   155.96     $ 124.95      $  99.06
                                                     --------      --------   ----------     --------      --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................     1.53          1.72         1.98         1.84          1.81
   Net realized and unrealized gain (loss) on
     investments and futures contracts .............   (19.83)       (18.16)       29.81        33.55         30.59
                                                     --------      --------   ----------     --------      --------
Total from investment operations ...................   (18.30)       (16.44)       31.79        35.39         32.40
                                                     --------      --------   ----------     --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................    (1.61)        (1.75)       (1.94)       (1.84)        (1.78)
   Net realized gain from investment and
     futures transactions ..........................    (1.23)       (14.87)          --        (2.54)        (4.73)
   In excess of net realized gain ..................       --            --        (2.33)          --            --
                                                     --------      --------   ----------     --------      --------
Total distributions ................................    (2.84)       (16.62)       (4.27)       (4.38)        (6.51)
                                                     --------      --------   ----------     --------      --------
NET ASSET VALUE, END OF YEAR ....................... $ 129.28      $ 150.42   $   183.48     $ 155.96      $ 124.95
                                                     ========      ========   ==========     ========      ========
TOTAL INVESTMENT RETURN ............................   (12.17)%       (9.36)%      20.59%       28.57%        33.02%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ................................ $627,373      $818,267   $1,036,354     $860,584      $637,401
   Ratios to average net assets:
     Net investment income .........................     1.10%         0.99%        1.18%        1.33%         1.59%
     Expenses after waivers
        and/or reimbursements,
        including expenses of the
        Equity 500 Index Portfolio .................     0.25%         0.25% 2      0.25%        0.25% 3       0.25%
     Expenses before waivers
        and/or reimbursements,
        including expenses of the
        Equity 500 Index Portfolio .................     0.36%         0.38%        0.39%        0.43%         0.46%

--------------------------------------------------------------------------------
1 Per share amounts for the years ended December 31, 1996 through December 31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
2 Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
3 Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Equity 500 Index Fund Investment (the 'Fund') is one of the funds the Company offers to investors.

The investment objective of the Fund is to replicate, as closely as possible, before expenses, the performance of the S&P 500 Index, which emphasizes stocks of large US companies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the 'Portfolio'), an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001 the Fund owned approximately 21% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund pays quarterly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.30%. Prior to July 1, 2001, Bankers Trust served as the administrator to the Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                     For the Year Ended            For the Year Ended
                       October 31, 2001              October 31, 2000
             --------------------------   ---------------------------
                 Shares          Amount        Shares          Amount
             ----------   -------------   -----------   -------------
Sold          2,431,909   $ 340,060,878     2,935,715   $ 519,228,080
Reinvested       99,054      12,908,196       493,108      78,545,571
Redemption
  in-kind      (290,000)    (39,100,700)           --              --
Redeemed     (2,827,916)   (391,213,036)   (3,637,074)   (651,906,283)
             ----------   -------------   -----------   -------------
Net decrease   (586,953)  $ (77,344,662)     (208,251)  $ (54,132,632)
             ==========   =============   ===========   =============

NOTE 4--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing treatments of partnership tax allocations, redemption in kind transactions, distribution reclassifications and the utilization of earnings and profits distributed to redeeming shareholders as a part of the Fund's dividends paid deduction. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                       Undistributed
                        Net Realized            Paid-in
Undistributed NII         Gain/ Loss            Capital
-----------------      -------------        -----------
         $347,152         $5,298,791        $(5,645,943)

The net unrealized appreciation/depreciation of the Funds investment in the Portfolio consists of an allocated portion of the Portfolios appreciation/depreciation. Please refer to the Portfolio for a breakdown of the appreciation/depreciation from investments.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                              $7,956,912
Long-term capital gains                      $5,879,371

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $252,095

NOTE 5--REDEMPTION IN-KIND
The Fund satisfied a redemption request on April 12, 2001 with a transfer of securities and cash totaling $39,100,700. The fund accounted for the transaction as a sale of securities which resulted in a gain to the Fund of $2,015,570 for financial reporting purposes

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2001 there was one shareholder who held 16% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Pyramid Mutual Funds and
Shareholders of Equity 500 Index Fund Investment



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Fund Investment (hereafter referred to as the 'Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------
TAX INFORMATION   For the Year Ended December 31, 2001

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund has designated $3,769,715 of its earnings for the fiscal year ended December 31, 2001 as 20% rate capital gains dividends. The Fund's distributions to shareholders included $1.23 per share from long-term capital gains, all of which is taxable at the 20% capital gains rate.

Of the ordinary distributions made during the fiscal year ended December 31, 2001, 100% qualifies for the dividends received deduction available to corporate shareholders.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 0.52% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



     SHARES       SECURITY                                                 VALUE

                  INVESTMENTS IN UNAFFILIATED ISSUERS
                  COMMON STOCKS--96.31%
    422,606       Abbott Laboratories ........................    $   23,560,284
      6,865       Acuity Brands, Inc. ........................            83,066
    217,806       ADC Telecommunications, Inc.1 ..............         1,001,908
     65,927       Adobe Systems, Inc. ........................         2,047,033
      9,760       Adolph Coors Co.--Class B ..................           521,184
     94,253       Advanced Micro Devices 1 ...................         1,494,853
    146,421       AES Corp.1 .................................         2,393,983
     39,060       Aetna, Inc.--New ...........................         1,288,589
    143,924       AFLAC, Inc. ................................         3,534,773
    126,314       Agilent Technologies, Inc.1 ................         3,601,212
     61,901       Air Products and Chemicals, Inc. ...........         2,903,776
     15,631       Alberto-Culver Co.--Class B ................           699,331
    110,505       Albertson's, Inc. ..........................         3,479,802
     87,331       Alcan, Inc. ................................         3,137,803
    231,146       Alcoa, Inc. ................................         8,217,240
     34,426       Allegheny Energy, Inc. .....................         1,246,910
     21,863       Allegheny Technologies, Inc. ...............           366,205
     36,132       Allergan, Inc. .............................         2,711,707
     53,574       Allied Waste Industries, Inc.1 .............           753,250
    195,219       Allstate Corp. .............................         6,578,880
     84,519       Alltel Corp. ...............................         5,217,358
    105,946       Altera Corp.1 ..............................         2,248,174
     29,319       Ambac Financial Group ......................         1,696,397
     24,506       Amerada Hess Corp. .........................         1,531,625
     37,818       Ameren Corp. ...............................         1,599,701
     88,389       American Electric Power ....................         3,847,573
    362,699       American Express Co. .......................        12,944,727
     17,882       American Greetings Corp.--
                  Class A ....................................           246,414
    359,720       American Home Products Corp. ...............        22,072,419
    711,638       American International Group, Inc. .........        56,504,057
     53,229       American Power Conversion Corp.1 ...........           769,691
     28,310       AmerisourceBergen Corp. ....................         1,799,100
    285,266       Amgen, Inc.1 ...............................        16,100,413
     42,012       AMR Corp.1 .................................           931,406
    100,708       Amsouth Bancorp ............................         1,903,381
     68,061       Anadarko Petroleum Corp. ...................         3,869,268
     98,537       Analog Devices, Inc.1 ......................         4,374,057
     22,783       Andrew Corp.1 ..............................           498,720
    255,230       Anheuser-Busch Cos., Inc. ..................        11,538,948
  1,206,415       AOL Time Warner Inc.1 ......................        38,725,921
     72,275       AON Corp. ..................................         2,567,208
     37,749       Apache Corp. ...............................         1,882,935
     95,534       Apple Computer, Inc.1 ......................         2,092,195
     58,016       Applied Biosystems Group--
                  Applera Corp. ..............................         2,278,288
    222,542       Applied Materials, Inc.1 ...................         8,923,934
     82,400       Applied Micro Circuits Corp.1 ..............           932,768
    180,022       Archer-Daniels-Midland Co. .................         2,583,316
     18,837       Ashland, Inc. ..............................           868,009



     SHARES       SECURITY                                                 VALUE

    964,566       AT&T Corp. .................................    $   17,497,227
    688,800       AT&T Wireless Services, Inc.1 ..............         9,898,056
     15,141       Autodesk, Inc. .............................           564,305
    167,893       Automatic Data Processing, Inc. ............         9,888,898
     29,322       Autozone, Inc.1 ............................         2,105,320
     77,638       Avaya, Inc.1 ...............................           943,302
     29,901       Avery Dennison Corp. .......................         1,690,304
     64,414       Avon Products ..............................         2,995,251
     91,459       Baker Hughes, Inc. .........................         3,335,510
      7,495       Ball Corp. .................................           529,896
    428,688       Bank of America Corp. ......................        26,985,910
    201,132       Bank of New York Co., Inc. .................         8,206,186
    318,084       Bank One Corp. .............................        12,421,180
    150,182       Barrick Gold Corp. .........................         2,395,403
     14,590       Bausch & Lomb, Inc. ........................           549,459
    160,676       Baxter International, Inc. .................         8,617,054
    120,344       BB&T Corp. .................................         4,345,622
     25,632       Bear Stearns Cos., Inc. ....................         1,503,060
     70,387       Becton, Dickinson & Co. ....................         2,333,329
     78,921       Bed, Bath & Beyond, Inc.1 ..................         2,675,422
    511,632       BellSouth Corp. ............................        19,518,761
     14,408       Bemis Co., Inc. ............................           708,585
     57,326       Best Buy, Inc.1 ............................         4,269,640
     30,942       Big Lots, Inc. .............................           321,797
     40,827       Biogen, Inc.1 ..............................         2,341,428
     73,358       Biomet, Inc. ...............................         2,266,762
     22,237       Black & Decker Corp. .......................           839,002
     67,847       BMC Software, Inc.1 ........................         1,110,655
    229,534       Boeing Co. .................................         8,901,329
     15,750       Boise Cascade Corp. ........................           535,657
    109,757       Boston Scientific Corp.1 ...................         2,647,339
    527,454       Bristol-Myers Squibb Co. ...................        26,900,154
     71,200       Broadcom Corp.1 ............................         2,917,776
     14,271       Brown-Forman Corp.--Class B ................           893,365
     23,977       Brunswick Corp. ............................           521,740
    105,209       Burlington Northern
                  Santa Fe Corp. .............................         3,001,613
     55,218       Burlington Resources, Inc. .................         2,072,884
     13,845       C.R. Bard, Inc. ............................           893,002
     82,513       Calpine Corp.1 .............................         1,385,393
    111,505       Campbell Soup Co. ..........................         3,330,654
     57,390       Capital One Financial Corp. ................         3,096,190
    122,136       Cardinal Health, Inc. ......................         7,897,314
    161,200       Carnival Corp. .............................         4,526,496
     93,487       Caterpillar, Inc. ..........................         4,884,696
    265,916       Cendant Corp.1 .............................         5,214,613
     16,211       Centex Corp. ...............................           925,486
     39,197       Centurytel, Inc. ...........................         1,285,662
    372,038       Charles Schwab Corp. .......................         5,755,428
     59,940       Charter One Financial, Inc. ................         1,627,371
    290,352       ChevronTexaco Corp. ........................        26,018,443

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



     SHARES       SECURITY                                                 VALUE

     52,091      Chiron Corp.1 ................................   $    2,283,669
     46,709      Chubb Corp. ..................................        3,222,921
     91,000      CIENA Corporation1 ...........................        1,302,210
     39,879      CIGNA Corp. ..................................        3,694,789
     44,648      Cincinnati Financial Corp. ...................        1,703,321
     43,877      Cinergy Corp. ................................        1,466,808
     46,200      Cintas Corp. .................................        2,235,618
     56,711      Circuit City Stores--
                 Circuit City Group ...........................        1,471,650
  1,996,884      Cisco Systems, Inc.1 .........................       36,163,569
  1,401,056      Citigroup, Inc. ..............................       70,725,307
     78,800      Citizen Communications Co.1 ..................          840,008
     51,445      Citrix Systems, Inc.1 ........................        1,165,744
    160,765      Clear Channel Communications 1 ...............        8,184,546
     63,471      Clorox Co. ...................................        2,510,278
     36,185      CMS Energy ...................................          869,526
    676,931      Coca-Cola Co. ................................       31,917,297
    121,065      Coca-Cola Enterprises, Inc. ..................        2,292,971
    150,261      Colgate-Palmolive Co. ........................        8,677,573
    257,227      Comcast Corp.1 ...............................        9,260,172
     48,973      Comerica, Inc. ...............................        2,806,153
    461,468      Compaq Computer Corp. ........................        4,503,928
    158,071      Computer Associates
                 International, Inc. ..........................        5,451,869
     46,160      Computer Sciences Corp.1 .....................        2,260,917
    102,442      Compuware Corp.1 .............................        1,207,791
     51,571      Comverse Technology 1 ........................        1,153,643
    146,250      Conagra Foods, Inc. ..........................        3,476,362
    132,480      Concord EFS, Inc.1 ...........................        4,342,694
     67,766      Conexant Systems, Inc.1 ......................          973,120
    171,014      Conoco Inc. ..................................        4,839,696
     92,420      Conseco, Inc.1 ...............................          412,193
     58,380      Consolidated Edison, Inc. ....................        2,356,217
     45,242      Constellation Energy Group, Inc. .............        1,201,175
     46,762      Convergys Corp.1 .............................        1,753,107
     25,540      Cooper Industries, Inc. ......................          891,857
     19,714      Cooper Tire & Rubber Co.1 ....................          314,635
    258,897      Corning, Inc.1 ...............................        2,309,361
    123,149      Costco Wholesale Corp.1 ......................        5,465,353
     32,691      Countrywide Credit Industries, Inc. ..........        1,339,350
     16,276      Crane Co. ....................................          417,317
     57,992      CSX Corp. ....................................        2,032,620
     11,261      Cummins Engine Co., Inc.1 ....................          433,999
    106,421      CVS Corp. ....................................        3,150,062
     40,400      Dana Corp. ...................................          560,752
     39,664      Danaher Corp. ................................        2,392,136
     31,741      Darden Restaurants, Inc. .....................        1,123,631
     63,962      Deere & Co. ..................................        2,792,581
    710,610      Dell Computer Corp.1 .........................       19,314,380
    152,460      Delphi Automotive Systems ....................        2,082,604
     33,535      Delta Air Lines, Inc. ........................          981,234



     SHARES       SECURITY                                                 VALUE

     18,810      Deluxe Corp. .................................   $      782,120
     34,839      Devon Energy Corp. ...........................        1,346,527
     23,237      Dillard's, Inc.--Class A .....................          371,792
     90,032      Dollar General Corp. .........................        1,341,477
     68,415      Dominion Resources, Inc. .....................        4,111,742
     56,567      Dover Corp. ..................................        2,096,939
    245,525      Dow Chemical Co. .............................        8,293,835
     23,699      Dow Jones & Co., Inc. ........................        1,297,046
     45,348      DTE Energy Co. ...............................        1,901,895
    279,063      Du Pont (E.I.) de Nemours & Co. ..............       11,862,968
    211,542      Duke Energy Corp. ............................        8,305,139
     89,786      Dynegy, Inc. .................................        2,289,543
     20,983      Eastman Chemical Co. .........................          818,757
     79,389      Eastman Kodak Co. ............................        2,336,418
     19,201      Eaton Corp. ..................................        1,428,746
     34,764      Ecolab, Inc. .................................        1,399,251
     89,915      Edison International 1 .......................        1,357,717
    139,354      El Paso Corp. ................................        6,216,582
    128,054      Electronic Data Systems Corp. ................        8,778,102
    306,550      Eli Lilly & Co. ..............................       24,076,437
    603,352      EMC Corp.1 ...................................        8,109,051
    116,522      Emerson Electric Co. .........................        6,653,406
     35,361      Engelhard Corp. ..............................          978,792
     60,740      Entergy Corp. ................................        2,375,541
     31,948      EOG Resources, Inc. ..........................        1,249,486
     39,152      Equifax, Inc. ................................          945,521
    112,000      Equity Office Properties Trust ...............        3,368,960
     73,700      Equity Residential Properties Trust ..........        2,115,927
     88,005      Exelon Corp. .................................        4,213,679
  1,862,630      Exxon Mobil Corp. ............................       73,201,359
     46,995      Family Dollar Stores, Inc. ...................        1,408,910
    272,233      Fannie Mae ...................................       21,642,524
     53,542      Federated Department
                 Stores, Inc.1 ................................        2,189,868
     90,234      FedEx Corp.1 .................................        4,681,340
    157,729      Fifth Third Bancorp ..........................        9,712,952
    103,891      First Data Corp. .............................        8,150,249
     81,730      FirstEnergy Corp. ............................        2,858,915
     50,901      Fiserv, Inc. .................................        2,154,130
    285,200      FleetBoston Financial Corp. ..................       10,409,800
     21,690      Fluor Corp.--New .............................          811,206
    492,902      Ford Motor Co. ...............................        7,748,419
     48,332      Forest Laboratories, Inc.1 ...................        3,960,807
     40,570      Fortune Brands, Inc. .........................        1,606,166
     48,333      FPL Group, Inc. ..............................        2,725,981
     70,954      Franklin Resources, Inc. .....................        2,502,548
    189,608      Freddie Mac ..................................       12,400,363
     42,123      Freeport--McMoRan Copper &
                 Gold, Inc.--Class B1 .........................          564,027
     72,523      Gannett Co., Inc. ............................        4,875,721

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



     SHARES       SECURITY                                                 VALUE

     234,798       Gap, Inc. (The) ..........................     $    3,273,084
      88,357       Gateway, Inc.1 ...........................            710,390
      55,644       General Dynamics Corp. ...................          4,431,488
   2,702,915       General Electric Co. .....................        108,332,833
      99,210       General Mills, Inc. ......................          5,159,912
     150,177       General Motors Corp. .....................          7,298,602
      47,194       Genuine Parts Co. ........................          1,732,020
      57,000       Genzyme Corp.-General Division1 ..........          3,412,020
      61,853       Georgia-Pacific Corp. ....................          1,707,761
     287,477       Gillette Co. .............................          9,601,732
      43,827       Golden West Financial Corp. ..............          2,579,219
      29,187       Goodrich Corp. ...........................            776,958
      43,410       Goodyear Tire & Rubber Co. ...............          1,033,592
      13,675       Great Lakes Chemical Corp. ...............            332,029
      82,985       Guidant Corp.1 ...........................          4,132,653
      50,484       H & R Block, Inc. ........................          2,256,635
     116,852       Halliburton Co. ..........................          1,530,761
      82,766       Harley-Davidson, Inc. ....................          4,495,021
      31,380       Harrah's Entertainment, Inc.1 ............          1,161,374
      65,347       Hartford Financial Services
                   Group, Inc. ..............................          4,105,752
      47,224       Hasbro, Inc. .............................            766,446
     140,976       HCA, Inc. ................................          5,433,215
      67,700       Health Management
                   Associates, Inc.--Class A1 ...............          1,245,680
     107,569       HealthSouth Corp.1 .......................          1,594,173
      29,503       Hercules, Inc.1 ..........................            295,030
      36,897       Hershey Foods Corp. ......................          2,497,927
     528,250       Hewlett-Packard Co. ......................         10,850,255
     100,966       Hilton Hotels Corp. ......................          1,102,549
      95,280       HJ Heinz Co. .............................          3,917,914
     637,896       Home Depot, Inc. .........................         32,539,075
     223,154       Honeywell International, Inc. ............          7,547,068
     124,985       Household International, Inc. ............          7,241,631
      47,016       Humana, Inc.1 ............................            554,319
      69,474       Huntington Bancshares, Inc. ..............          1,194,258
      82,972       Illinois Tool Works, Inc. ................          5,618,864
     146,400       Immunex Corp.1 ...........................          4,056,744
      80,449       IMS Health, Inc. .........................          1,569,560
      49,557       Inco, Ltd.1 ..............................            839,496
      45,765       Ingersoll-Rand Co. .......................          1,913,435
   1,828,051       Intel Corp. ..............................         57,492,204
     469,269       International Business
                   Machines Corp. ...........................         56,762,778
      26,047       International Flavors &
                   Fragrances, Inc. .........................            773,856
      20,127       International Game Technology 1 ..........          1,374,674
     131,284       International Paper Co. ..................          5,297,309
     102,686       Interpublic Group of Cos., Inc. ..........          3,033,344
      57,930       Intuit, Inc.1 ............................          2,477,087
      24,387       ITT Industries, Inc. .....................          1,231,544
      72,026       J.C. Penney Co., Inc. ....................          1,937,499



     SHARES       SECURITY                                                 VALUE

    537,821       J.P. Morgan Chase & Co. ....................    $   19,549,793
     53,200       Jabil Circuit, Inc.1 .......................         1,208,704
    364,582       JDS Uniphase Corp.1 ........................         3,182,801
     41,726       Jefferson-Pilot Corp. ......................         1,930,662
     81,337       John Hancock Financial Services ............         3,359,218
    835,674       Johnson & Johnson ..........................        49,388,333
     23,785       Johnson Controls, Inc. .....................         1,920,639
     31,456       Jones Apparel Group, Inc.1 .................         1,043,396
     12,149       KB HOME ....................................           487,175
    110,636       Kellogg Co. ................................         3,330,144
     27,701       Kerr-McGee Corp. ...........................         1,518,015
    116,420       KeyCorp ....................................         2,833,663
     37,865       KeySpan Corp. ..............................         1,312,022
    143,094       Kimberly-Clark Corp. .......................         8,557,021
     30,383       Kinder Morgan, Inc. ........................         1,692,029
     67,133       King Pharmaceuticals, Inc.1 ................         2,828,313
     50,746       KLA--Tencor Corp.1 .........................         2,514,972
    134,103       Kmart Corp.1 ...............................           732,202
     20,160       Knight-Ridder, Inc. ........................         1,308,989
     91,118       Kohls Corp.1 ...............................         6,418,352
    218,636       Kroger Co.1 ................................         4,562,933
     53,704       Leggett & Platt, Inc. ......................         1,235,192
     64,893       Lehman Brothers Holdings, Inc. .............         4,334,852
     35,064       Lexmark International Group, Inc.1 .........         2,068,776
    116,664       Limited, Inc. ..............................         1,717,294
     51,485       Lincoln National Corp. .....................         2,500,626
     86,985       Linear Technology Corp. ....................         3,395,894
     14,294       Liz Claiborne, Inc. ........................           711,127
    120,041       Lockheed Martin Corp. ......................         5,602,313
     28,582       Louisiana-Pacific Corp.1 ...................           241,232
     52,736       Lowe's Cos., Inc. ..........................         2,920,520
    210,532       Lowe's Cos .................................         9,770,790
     99,000       LSI Logic Corp.1 ...........................         1,562,220
    938,360       Lucent Technologies, Inc.1 .................         5,902,284
     28,432       Manor Care, Inc.1 ..........................           674,123
     66,401       Marriott International Inc.--
                  Class A ....................................         2,699,201
     75,015       Marsh and McLennan Cos., Inc. ..............         8,060,362
    125,879       Masco Corp. ................................         3,084,036
    117,903       Mattel, Inc. ...............................         2,027,932
     88,489       Maxim Integrated Products1 .................         4,646,557
     81,791       May Department Stores Co. ..................         3,024,631
     20,834       Maytag Corp. ...............................           646,479
     41,078       MBIA, Inc. .................................         2,203,013
    232,603       MBNA Corp. .................................         8,187,626
     16,769       McDermott International, Inc. ..............           205,756
    349,888       McDonald's Corp. ...........................         9,261,535
     53,178       McGraw-Hill, Inc. ..........................         3,242,794
     78,176       McKesson, Inc. .............................         2,923,782
     27,140       Mead Corp. .................................           838,355
     58,355       MedImmune, Inc.1 ...........................         2,704,754

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001

     SHARES       SECURITY                                                 VALUE

    329,523       Medtronic, Inc. ............................    $   16,874,873
    128,114       Mellon Financial Corp. .....................         4,819,649
    619,817       Merck & Co., Inc. ..........................        36,445,240
     23,148       Mercury Interactive Corp.1 .................           786,569
     13,944       Meredith Corp. .............................           497,104
    229,720       Merrill Lynch & Co., Inc. ..................        11,973,006
    198,770       MetLife, Inc. ..............................         6,297,034
     29,770       MGIC Investment Corp. ......................         1,837,404
    163,181       Micron Technology, Inc.1 ...................         5,058,611
  1,466,666       Microsoft Corp.1 ...........................        97,195,956
     12,992       Millipore Corp. ............................           788,614
    106,706       Minnesota Mining &
                  Manufacturing Co. ..........................        12,613,716
    115,831       Mirant Corp.1 ..............................         1,855,613
     54,334       Molex, Inc. ................................         1,681,637
     42,509       Moody's Corp. ..............................         1,694,409
    298,515       Morgan Stanley Dean
                  Witter & Co. ...............................        16,698,929
    603,390       Motorola, Inc. .............................         9,062,918
     38,352       Nabors Industries, Inc.1 ...................         1,316,624
    164,928       National City Corp. ........................         4,822,495
     47,525       National Semiconductor Corp. ...............         1,463,295
     16,204       Navistar International Corp.1 ..............           640,058
     26,867       NCR Corp.1 .................................           990,318
     89,090       Network Appliance, Inc.1 ...................         1,948,398
     41,980       New York Times Co.--Class A ................         1,815,635
     72,804       Newell Rubbermaid, Inc. ....................         2,007,206
     48,228       Newmont Mining Corp. .......................           921,637
    209,355       Nextel Communications, Inc.1 ...............         2,294,531
     44,299       Niagara Mohawk Power Corp.1 ................           785,421
     12,165       NICOR, Inc. ................................           506,551
     73,170       Nike, Inc.--Class B ........................         4,115,081
     56,312       NiSource, Inc. .............................         1,298,555
     36,000       Noble Drilling Corp.1 ......................         1,225,440
     36,636       Nordstrom, Inc. ............................           741,146
    104,923       Norfolk Southern Corp. .....................         1,923,239
    877,269       Nortel Networks Corp.1 .....................         6,579,518
     60,940       Northern Trust Corp. .......................         3,669,807
     23,693       Northrop Grumman Corp. .....................         2,388,491
     94,156       Novell, Inc.1 ..............................           432,176
     39,000       Novellus Systems, Inc.1 ....................         1,538,550
     21,203       Nucor Corp. ................................         1,122,911
     38,300       Nvidia Corp 1 ..............................         2,562,270
    102,456       Occidental Petroleum Corp. .................         2,718,158
     81,451       Office Depot, Inc.1 ........................         1,510,102
     50,632       Omnicom Group, Inc. ........................         4,523,969
  1,517,065       Oracle Corp.1 ..............................        20,950,668
     20,891       PACCAR, Inc. ...............................         1,370,867
     43,429       Pactiv Corp.1 ..............................           770,865
     33,229       Pall Corp. .................................           799,490
    155,194       Palm, Inc.1 ................................           602,153



     SHARES       SECURITY                                                 VALUE

     74,081       Parametric Technology Corp.1 ...............    $      578,573
     31,906       Parker-Hannifin Corp. ......................         1,464,804
    101,895       Paychex, Inc. ..............................         3,570,401
      9,618       Peoples Energy Corp. .......................           364,811
     81,611       PeopleSoft, Inc.1 ..........................         3,280,762
     77,264       Pepsi Bottling Group, Inc. (The) ...........         1,815,704
    476,290       PepsiCo, Inc. ..............................        23,190,560
     28,068       PerkinElmer, Inc. ..........................           982,941
  1,712,281       Pfizer, Inc. ...............................        68,234,398
    106,563       PG&E Corp.1 ................................         2,050,272
    351,916       Pharmacia Corp. ............................        15,009,217
     21,389       Phelps Dodge Corp.1 ........................           693,004
    592,055       Philip Morris Companies, Inc. ..............        27,145,722
    104,185       Phillips Petroleum Co. .....................         6,278,188
     23,442       Pinnacle West Capital Corp. ................           981,048
     66,459       Pitney Bowes, Inc. .........................         2,499,523
     93,008       Placer Dome, Inc. ..........................         1,014,717
     45,047       PMC-Sierra, Inc.1 ..........................           957,699
     77,849       PNC Financial Services Group ...............         4,375,114
     22,314       Power-One, Inc.1 ...........................           232,289
     45,799       PPG Industries, Inc. .......................         2,368,724
     40,280       PPL Corp. ..................................         1,403,758
     43,781       Praxair, Inc. ..............................         2,418,900
    352,768       Procter & Gamble Co. .......................        27,914,532
     59,623       Progress Energy, Inc. ......................         2,684,824
     20,165       Progressive Corp. of Ohio ..................         3,010,635
     80,558       Providian Financial Corp.1 .................           285,981
     56,502       Public Service Enterprise Group ............         2,383,819
     15,999       Pulte Homes, Inc. ..........................           714,675
     25,234       QLogic Corp.1 ..............................         1,123,165
    207,954       Qualcomm, Inc.1 ............................        10,501,677
     31,936       Quintiles Transnational Corp.1 .............           513,531
    455,145       Qwest Communications
                  International ..............................         6,431,199
     32,177       R.R. Donnelley & Sons Co. ..................           955,335
     48,836       RadioShack Corp. ...........................         1,469,964
    106,634       Raytheon Co. ...............................         3,462,406
     16,036       Reebok International Ltd.1 .................           424,954
     62,718       Regions Financial Corp. ....................         1,884,049
     81,878       Reliant Energy, Inc. .......................         2,171,405
     47,697       Robert Half International, Inc.1 ...........         1,273,510
     51,328       Rockwell Collins ...........................         1,000,896
     50,028       Rockwell International Corp. ...............           893,500
     60,024       Rohm & Haas Co. ............................         2,078,631
     25,473       Rowan Cos., Inc.1 ..........................           493,412
    578,602       Royal Dutch Petroleum Co. ..................        28,363,070
     16,546       Ryder Systems, Inc.1 .......................           366,494
     37,088       Sabre Group Holdings, Inc.1 ................         1,570,677
     35,648       Safeco Corp. ...............................         1,110,435
    136,580       Safeway, Inc.1 .............................         5,702,215
    143,970       Sanmina-SCI Corp.1 .........................         2,865,003

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



     SHARES       SECURITY                                                 VALUE

     34,916       Sapient Corp.1 .........................        $      269,552
    213,187       Sara Lee Corp. .........................             4,739,147
    915,752       SBC Communications, Inc. ...............            35,870,006
    399,611       Schering-Plough Corp. ..................            14,310,070
    156,699       Schlumberger Ltd. N.V ..................             8,610,610
     45,213       Scientific-Atlanta, Inc. ...............             1,082,399
     22,807       Sealed Air Corp.1 ......................               930,982
     88,698       Sears, Roebuck and Co. .................             4,225,573
     56,388       Sempra Energy ..........................             1,384,325
     42,018       Sherwin-Williams Co. ...................             1,155,495
    125,736       Siebel Systems, Inc.1 ..................             3,518,093
     19,953       Sigma-Aldrich Corp. ....................               786,348
     15,803       Snap-On, Inc. ..........................               531,929
    181,894       Solectron Corp.1 .......................             2,051,764
    187,895       Southern Co. ...........................             4,763,138
     93,562       SouthTrust Corp. .......................             2,308,175
    208,359       Southwest Airlines Co. .................             3,850,474
    268,312       Sprint Corp.--PCS Group 1 ..............             6,549,496
    242,905       Sprint Corp.--FON Group ................             4,877,532
     23,434       St. Jude Medical, Inc.1 ................             1,819,650
     57,299       St. Paul Cos., Inc. ....................             2,519,437
     23,208       Stanley Works ..........................             1,080,797
    124,840       Staples, Inc.1 .........................             2,334,508
    103,834       Starbucks Corp.1 .......................             1,978,038
     54,431       Starwood Hotels & Resorts
                  Worldwide, Inc. ........................             1,624,765
     89,064       State Street Corp. .....................             4,653,594
     60,008       Stilwell Financial, Inc. ...............             1,633,418
     53,499       Stryker Corp. ..........................             3,122,737
    882,674       Sun Microsystems, Inc.1 ................            10,892,197
     21,387       Sunoco, Inc. ...........................               798,591
     79,082       SunTrust Banks, Inc. ...................             4,958,441
     36,279       SUPERVALU, Inc. ........................               802,491
     62,017       Symbol Technologies, Inc. ..............               984,830
     79,947       Synovus Financial Corp. ................             2,002,672
    181,419       SYSCO Corp. ............................             4,756,806
     33,597       T. Rowe Price Group, Inc. ..............             1,166,824
    246,035       Target Corp. ...........................            10,099,737
     37,500       Teco Energy, Inc. ......................               984,000
     26,170       Tektronix, Inc.1 .......................               674,663
    113,817       Tellabs, Inc.1 .........................             1,710,670
     13,721       Temple Inland, Inc. ....................               778,392
     88,926       Tenet Healthcare Corp. .................             5,221,735
     48,441       Teradyne, Inc.1 ........................             1,460,012
    472,573       Texas Instruments, Inc. ................            13,232,044
     38,489       Textron, Inc. ..........................             1,595,754
     48,388       Thermo Electron Corp.1 .................             1,154,538
     15,821       Thomas & Betts Corp.1 ..................               334,614
     39,747       Tiffany & Co. ..........................             1,250,838
     74,266       TJX Cos., Inc. .........................             2,960,243
     29,154       TMP Worldwide, Inc. ....................             1,250,707



     SHARES       SECURITY                                                 VALUE

     34,446       Torchmark Corp. ............................    $    1,354,761
     54,029       Toys "R" Us, Inc.1 .........................         1,120,561
     86,751       Transocean Sedco Forex Inc. ................         2,933,919
     81,904       Tribune Co. ................................         3,065,667
     39,667       Tricon Global Restaurants, Inc.1 ...........         1,951,616
     34,851       TRW, Inc. ..................................         1,290,881
     16,114       Tupperware Corp. ...........................           310,195
     70,564       TXU Corp. ..................................         3,327,093
    543,120       Tyco International Ltd. ....................        31,989,768
    522,217       U.S. Bancorp ...............................        10,930,002
    155,588       Unilever NV ................................         8,963,425
     67,574       Union Pacific Corp. ........................         3,851,718
     37,827       Union Planters Corp. .......................         1,707,133
     88,514       Unisys Corporation1 ........................         1,109,966
    129,666       United Technologies Corp. ..................         8,380,314
     85,264       UnitedHealth Group, Inc. ...................         6,034,133
     57,100       Univision Communications, Inc.1 ............         2,310,266
     67,021       Unocal Corp. ...............................         2,417,447
     66,149       UnumProvident Corp. ........................         1,753,610
     18,393       US Airways Group, Inc.1 ....................           116,612
     42,954       USA Education, Inc. ........................         3,608,995
     45,090       UST, Inc. ..................................         1,578,150
     24,292       USX Marathon Group .........................         2,526,270
     24,292       USX-- US Steel Group .......................           439,928
     30,215       V.F. Corp. .................................         1,178,687
    109,857       Veritas Software Corp.1 ....................         4,923,791
    739,444       Verizon Communications, Inc. ...............        35,094,012
    483,716       Viacom, Inc.1 ..............................        21,356,061
     35,522       Visteon Corp ...............................           534,251
     50,269       Vitesse Semiconductor Corp.1 ...............           626,352
     27,634       Vulcan Materials Co. .......................         1,324,774
     25,504       W.W. Grainger, Inc. ........................         1,224,192
    371,343       Wachovia Corp. .............................        11,645,316
  1,213,977       Wal-Mart Stores, Inc. ......................        69,864,376
    277,666       Walgreen Co. ...............................         9,346,238
    554,947       Walt Disney Co. ............................        11,498,502
    240,456       Washington Mutual, Inc. ....................         7,862,911
    170,858       Waste Management, Inc. .....................         5,452,079
     35,600       Waters Corp. ...............................         1,379,500
     29,189       Watson Pharmaceuticals1 ....................           916,243
     17,392       Wellpoint Health Networks, Inc.1 ...........         2,032,255
    462,056       Wells Fargo & Co. ..........................        20,076,333
     28,428       Wendy's International, Inc. ................           829,245
     27,598       Westvaco Corp. .............................           785,163
     58,907       Weyerhaeuser Co. ...........................         3,185,691
     18,267       Whirlpool Corp. ............................         1,339,519
     29,995       Willamette Industries, Inc. ................         1,563,339
    141,177       Williams Cos., Inc. ........................         3,602,837
     38,285       Winn Dixie Stores, Inc. ....................           545,561
    792,238       WorldCom, Inc.--WorldCom
                  Group 1 ....................................        11,154,711

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



     SHARES       SECURITY                                                 VALUE

    23,229        Worthington Industries, Inc. ...............    $      329,852
    61,300        Wrigley (WM.), Jr. Co. .....................         3,148,981
    94,376        Xcel Energy, Inc. ..........................         2,617,990
   189,978        Xerox Corp.1 ...............................         1,979,571
    91,094        Xilinx, Inc.1 ..............................         3,557,221
    36,500        XL Capital Ltd.--Class A ...................         3,334,640
   168,798        Yahoo!, Inc.1 ..............................         2,994,477
    52,745        Zimmer Holdings, Inc.1 .....................         1,610,832
    25,500        Zions Bancorporation .......................         1,340,790
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $3,194,617,102) .....................................     2,851,991,922
                                                                  --------------
                  SHORT TERM INSTRUMENT--0.17%
                  US Treasury Bill,2
  5,150,000        1.90%, 3/21/02 ............................         5,131,359
                                                                  --------------
TOTAL SHORT TERM INSTRUMENT
   (Cost $5,132,033) .........................................         5,131,359
                                                                   -------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $3,199,749,135) .....................................     2,857,123,281
                                                                  --------------


  PRINCIPAL
     AMOUNT       SECURITY                                                 VALUE

                  INVESTMENTS IN AFFILIATED
                  INVESTMENT COMPANIES
                  SHORT-TERM INSTRUMENT--2.46%
$72,984,565       Cash Management Fund
                   Institutional .............................    $   72,984,565
                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $72,984,565) ........................................        72,984,565
                                                                  --------------
TOTAL INVESTMENTS
   (Cost $3,272,733,700)3 .........  98.94%                       $2,930,107,846

OTHER ASSETS IN EXCESS
   OF LIABILITIES .................   1.06                            31,242,323
                                    ------                        --------------
NET ASSETS ........................ 100.00%                       $2,961,350,169
                                    ======                        ==============

--------------------------------------------------------------------------------
1    Non-income producing security.
2    Held as collateral for futures contracts.
3    Aggregate cost for federal tax purposes is $3,390,400,994.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                               DECEMBER 31, 2001
ASSETS
   Investments in unaffiliated issuers, at value (cost $3,199,749,135) .......   $ 2,857,123,281
   Investments in affiliated investment companies, at value (cost $72,984,565)        72,984,565
                                                                                 ---------------
Total investments, at value ..................................................     2,930,107,846
   Dividend and interest receivable ..........................................         2,964,600
   Receivable for shares of beneficial interest subscribed ...................        10,011,024
   Receivable for securities sold ............................................        20,611,932
   Prepaid expenses and other ................................................            13,266
                                                                                 ---------------
Total assets .................................................................     2,963,708,668
                                                                                 ---------------
LIABILITIES
   Due to administrator ......................................................           122,635
   Payable for securities purchased ..........................................         1,380,169
   Variation margin payable on futures contracts .............................           843,721
   Accrued expenses and other ................................................            11,974
                                                                                 ---------------
Total liabilities ............................................................         2,358,499
                                                                                 ---------------
NET ASSETS ...................................................................   $ 2,961,350,169
                                                                                 ===============
COMPOSITION OF NET ASSETS
   Paid-in capital ...........................................................   $ 3,304,291,809
   Net unrealized depreciation on investments ................................      (342,941,640)
                                                                                 ---------------
NET ASSETS ...................................................................   $ 2,961,350,169
                                                                                 ===============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                  FOR THE YEAR ENDED
                                                                                   DECEMBER 31, 2001
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign taxes withheld of $343,735)   $    63,650,267
   Dividends from affiliated investment companies ................................         3,227,318
   Interest ......................................................................           288,852
                                                                                     ---------------
Total investment income ..........................................................        67,166,437
                                                                                     ---------------
EXPENSES
   Advisory fees .................................................................         2,443,519
   Professional fees .............................................................            24,592
   Trustees fees .................................................................            10,865
   Miscellaneous .................................................................            32,655
                                                                                     ---------------
Net expenses .....................................................................         2,511,631
                                                                                     ---------------
NET INVESTMENT INCOME ............................................................        64,654,806
                                                                                     ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions .....................................................      (180,674,590)
     Redemptions in-kind .........................................................       279,139,984
     Futures transactions ........................................................        (8,843,992)
   Net change in unrealized appreciation/depreciation on investments and
     futures contracts ...........................................................    (1,632,514,258)
                                                                                     ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ............    (1,542,892,856)
                                                                                     ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................   $(1,478,238,050)
                                                                                     ===============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                   2001               2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................   $    64,654,806    $    88,784,453
   Net realized gain from investment and
      futures transactions ..........................        89,621,402      1,092,025,319
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts ..........    (1,632,514,258)    (1,858,819,425)
                                                        ---------------    ---------------
Net decrease in net assets from operations ..........    (1,478,238,050)      (678,009,653)
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from capital invested ...................     2,530,846,594      4,604,825,079
   Redemptions in-kind ..............................    (3,293,610,708)                --
   Value of capital withdrawn .......................    (1,886,398,815)    (5,003,161,160)
                                                        ---------------    ---------------
Net decrease in net assets from capital
   transactions in shares of beneficial interest ....    (2,649,162,929)      (398,336,081)
                                                        ---------------    ---------------
TOTAL DECREASE IN NET ASSETS ........................    (4,127,400,979)    (1,076,345,734)
NET ASSETS
   Beginning of year ................................     7,088,751,148      8,165,096,882
                                                        ---------------    ---------------
   End of year ......................................   $ 2,961,350,169    $ 7,088,751,148
                                                        ===============    ===============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998         1997
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ........ $2,961,350   $7,088,751    $8,165,097    $5,200,504   $2,803,086
   Ratios to average net assets:
     Net investment income .......................       1.29%        1.18%         1.35%         1.50%        1.76%
     Expenses after waivers
        and/or reimbursements ....................       0.05%        0.06% 1       0.08%         0.08% 2      0.08%
     Expenses before waivers
        and/or reimbursements ....................       0.05%        0.06%         0.08%         0.10%        0.15%
   Portfolio turnover rate .......................          9% 3        28%           13%            4%          19%

--------------------------------------------------------------------------------
1 Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
2 Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.
3 Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Equity 500 Index Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Portfolio's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On December 31, 2001 there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM, Inc.'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%. These fees are not charged on assets invested in affiliated Money Market Funds. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. These services are provided at no additional fee. Prior to July 1, 2001, Bankers Trust served as the administrator to the Portfolio under the same fee structure.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transactions), other than US Government and short-term obligations, for the year ended December 31, 2001, were $458,367,419 and $3,766,388,693, respectively.

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $289,506,663 and $749,799,811, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 4--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 5--FUTURES CONTRACTS
The Portfolio had the following open contracts at December 31, 2001:

Type of                                               Market    Unrealized
Future         Expiration  Contracts  Position         Value  Depreciation
-------------  ----------  ---------  --------   -----------  ------------
S&P 500 Index       March        329      Long   $94,521,700    $(316,015)
  Futures            2002

At December 31, 2001, the Portfolio segregated securities with a value of $5,131,359 to cover margin requirements on open futures contracts.

NOTE 6--SIGNIFICANT EVENT
On August 10, 2001, the Portfolio liquidated a feeder fund's ownership interest by issuing securities and cash totalling $2,864,096,528, including unrealized appreciation which was allocated to that feeder.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Equity 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


   NAME, BIRTH DATE AND
   POSITION WITH THE TRUST AND
   THE PORTFOLIO TRUST



   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY TRUSTEE 1


  INDEPENDENT TRUSTEES

Charles P. Biggar
October 13, 1930
Trustee BT Pyramid Mutual Funds since 1999; and Equity 500 Index Portfolio since 1991.

Retired (since 1987); formerly Vice President, International Business Machines ('IBM') (1975 to 1978) and President, National Services and the Field Engineering Divisions of IBM (1976 to 1987).

27



S. Leland Dill
March 28, 1930
Trustee BT Pyramid Mutual Funds since 1999; and Equity 500 Index Portfolio since 1991.

Trustee, Phoenix Zweig Series Trust (since September 1989); Trustee, Phoenix Euclid Market Neutral Fund (since May 1998); Retired (since 1986); formerly Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (June 1989 to May 1992); Director, Coutts (USA) International (January 1992-March 2000); Director, Coutts Trust Holdings Ltd., Director, Coutts Group (March 1991 to March 1999); General Partner, Pemco (June 1979 to June 1986).

27



Martin J. Gruber
July 15, 1937
Trustee BT Pyramid Mutual Funds since 1992; and Equity 500 Index Portfolio since 1999.

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF (since 2000); Director, S. G. Cowen Mutual Funds (since 1985); Director, Japan Equity Fund, Inc. (since 1992); Director, Thai Capital Fund, Inc. (since 2000); Director, Singapore Fund, Inc. (since 2000).

27



Richard J. Herring
February 18, 1946
Trustee BT Pyramid Mutual Funds since 1999; and Equity 500 Index Portfolio since 1999.

Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972); Director, Lauder Institute of International Management Studies (since 2000); Co-Director, Wharton Financial Institutions Center (since 2000).

27



Bruce E. Langton
May 10, 1931
Trustee BT Pyramid Mutual Funds since 1999; and Equity 500 Index Portfolio since 1999.

Formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to 2001); Member, Investment Committee, Unilever US Pension and Thrift Plans (1989 to 2001);2 Retired (since 1987); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000).


27



Philip Saunders, Jr.
October 11, 1935
Trustee BT Pyramid Mutual Funds since 1999; and Equity 500 Index Portfolio since 1991.

Principal, Philip Saunders Associates (Economic and Financial Consulting) (since
1998); former Director, Financial Industry Consulting, Wolf & Company (1987 to
1988); President, John Hancock Home Mortgage Corporation (1984 to 1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982 to 1986).

27



Harry Van Benschoten
February 18, 1928
Trustee BT Pyramid Mutual Funds since 1992; and Equity 500 Index Portfolio since 1999.

Retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director, Canada Life Insurance Corporation of New York (since
1987).

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


   NAME, BIRTH DATE AND
   POSITION WITH THE TRUST AND
   THE PORTFOLIO TRUST



   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY TRUSTEE 1

  INTERESTED TRUSTEES

Richard T. Hale 3
July 17, 1945
Trustee BT Pyramid Mutual Funds since 1999; and Equity 500 Index Portfolio since 1991. President of each of the BT Trusts since 2000.

Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC) (June 1999 to present); Deutsche Asset Management-Americas (June 1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (April 1996 to present). Director/Trustee and President, Deutsche Asset Management Mutual Funds (1989 to present); Director, Deutsche Global Funds, Ltd. (January 2000 to present); Director, CABEI Fund (June 2000 to present); Director, North American Income Fund (September 2000 to present); Vice President, Deutsche Asset Management, Inc. (September 2000 to present). Chartered Financial Analyst. Formerly, Director, ISI Family of Funds.

27



   NAME, BIRTH DATE AND
   POSITION WITH THE TRUST AND
   THE PORTFOLIO TRUST

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

  OFFICERS

Daniel O. Hirsch
March 27, 1954
Vice President/Secretary

Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel, United States Securities and Exchange Commission, (1993 to 1998).



Charles A. Rizzo
August 5, 1957
Treasurer

Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant; Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (Deutsche Banc Alex. Brown Inc.), 1998 to 1999; Senior Manager, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers
LLP), 1993 to 1998.



Amy Olmert
May 14, 1963
Assistant Secretary

Director, Deutsche Asset Management (formerly BT Alex. Brown Inc.) ;(January 1999 to present); Certified Public Accountant (1989 to present). Formerly, Vice President, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager (1992 to 1997), Coopers & Lybrand L.L.P.
(PricewaterhouseCoopers LLP), (1988 to 1992).

--------------------------------------------------------------------------------
1 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
3    Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG and its affiliates, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Equity 500 Index Fund Investment                              CUSIP #055847107
                                                              1662ANN (12/01)
                                                              Printed 2/02

Distributed by:
ICC Distributors, Inc.